Tangible fixed assets	12 Months Ended
Dec. 31, 2021
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets (i.e. vessels and their associated depot spares) are reported in the following table:

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2020	2,859,172	—	2,859,172
Additions	23,899	2,719	26,618
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	2,873,829	2,719	2,876,548
Additions	12,073	1,370	13,443
Disposals	(190,295)	—	(190,295)
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	2,681,095	4,089	2,685,184
Accumulated depreciation
As of January 1, 2020	572,742	—	572,742
Depreciation expense	82,507	—	82,507
Impairment loss on vessels	23,923	—	23,923
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	669,930	—	669,930
Depreciation expense	81,937	—	81,937
Disposals	(44,731)	—	(44,731)
Impairment loss on vessels	103,977	—	103,977
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	796,601	—	796,601
Net book value
As of December 31, 2020	2,203,899	2,719	2,206,618
As of December 31, 2021	1,884,494	4,089	1,888,583

All vessels have been pledged as collateral under the terms of the Partnership’s credit facilities (Note 7).

On October 26, 2021, GAS-three Ltd. completed the sale and leaseback of the GasLog Shanghai with CDBL (Note 4). During the year ended December 31, 2021, a loss of $630 arising from the sale and leaseback transaction was recorded in profit or loss.

As of December 31, 2021, a number of negative indicators such as differences between the charter-free market values of the Partnership’s Steam vessels, as estimated by ship brokers, and their respective carrying amounts, combined with reduced expectations of the rates at which the Partnership could expect to secure term employment for the remaining economic lives of the Steam vessels and significant uncertainties regarding future demand for such vessels in light of the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet, influenced management’s strategic decisions and prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment of its Steam vessels in accordance with its accounting policy (Note 2), with no impairment indicators identified with respect to the owned and bareboat TFDE fleet as of December 31, 2021. The recoverable amounts (values in use) for the five Steam vessels owned by the Partnership (in the table below) were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $103,977 was recognized in profit or loss in the year ended December 31, 2021.

	As of and for the year ended December 31, 2021
Vessel	Impairment loss on vessels	Recoverable amount
Methane Rita Andrea	(23,234)	67,697
Methane Jane Elizabeth	(22,573)	70,149
Methane Alison Victoria	(20,118)	71,587
Methane Shirley Elisabeth	(16,869)	69,069
Methane Heather Sally	(21,183)	75,964
Total	(103,977)	354,466

As of December 31, 2021, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day ($40 per day as of December 31, 2020). Increasing/decreasing the average re-chartering rate used by $5 per day would decrease/increase the impairment loss by $41,645. The discount rate used for the Steam vessels was 7.5% (6.4% as of December 31, 2020). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $8,177/ ($8,719), respectively.